EMPLOYEE BENEFIT PLANS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
PLAN ASSETS
Fair value of plan assets	$ 108,157	$ 96,818	$ 86,718
Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	301	287	$ 299
Quoted Prices in Active Markets for Identical Assets (Level 1)
PLAN ASSETS
Fair value of plan assets	107,856	96,531
Quoted Prices in Active Markets for Identical Assets (Level 1) | Short-term investments
PLAN ASSETS
Fair value of plan assets	2,250	1,983
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds:
PLAN ASSETS
Fair value of plan assets	88,507	80,397
Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	55,054	44,129
Quoted Prices in Active Markets for Identical Assets (Level 1) | Bond funds
PLAN ASSETS
Fair value of plan assets	24,722	23,749
Quoted Prices in Active Markets for Identical Assets (Level 1) | International stock funds
PLAN ASSETS
Fair value of plan assets	8,731	12,519
Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic common stock
PLAN ASSETS
Fair value of plan assets	15,733	12,998
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	1,366	1,153
Significant Unobservable Inputs (Level 3)
PLAN ASSETS
Fair value of plan assets	301	287
Significant Unobservable Inputs (Level 3) | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	301	287
Total Measure at Fair Value
PLAN ASSETS
Fair value of plan assets	108,157	96,818
Total Measure at Fair Value | Short-term investments
PLAN ASSETS
Fair value of plan assets	2,250	1,983
Total Measure at Fair Value | Mutual funds:
PLAN ASSETS
Fair value of plan assets	88,507	80,397
Total Measure at Fair Value | Domestic stock funds
PLAN ASSETS
Fair value of plan assets	55,054	44,129
Total Measure at Fair Value | Bond funds
PLAN ASSETS
Fair value of plan assets	24,722	23,749
Total Measure at Fair Value | International stock funds
PLAN ASSETS
Fair value of plan assets	8,731	12,519
Total Measure at Fair Value | Domestic common stock
PLAN ASSETS
Fair value of plan assets	15,733	12,998
Total Measure at Fair Value | Foreign equity stock
PLAN ASSETS
Fair value of plan assets	1,366	1,153
Total Measure at Fair Value | Oil and Gas Properties
PLAN ASSETS
Fair value of plan assets	$ 301	$ 287